Other receivables, net (Tables)	12 Months Ended
Mar. 31, 2026
Other Receivables Net
Schedule of other receivables
	As of March 31,
	2026	2025
Other receivables	$69,110	$89,493
Less: allowance for credit losses	(60,699)	(58,510)
Other receivables, net	$8,411	$30,983